Schedule of Investments – Virtus Newfleet Short Duration High Yield Bond ETF

April 30, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS – 82.6%

Broadline Retail – 0.5%
Saks Global Enterprises LLC, 11.00%, 12/15/29(1)	$240,000	$145,838

Communication Services – 9.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 09/01/29(1)	332,000	335,278
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	50,000	46,475
CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 03/01/31(1)	25,000	25,764
CSC Holdings LLC, 11.25%, 05/15/28(1)	335,000	327,724
Directv Financing LLC, 8.88%, 02/01/30(1)	170,000	162,393
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(1)	315,000	304,727
Gray Media, Inc., 7.00%, 05/15/27(1)	160,000	155,814
McGraw-Hill Education, Inc., 5.75%, 08/01/28(1)	155,000	151,999
Millennium Escrow Corp., 6.63%, 08/01/26(1)	300,000	217,386
Nexstar Media, Inc., 5.63%, 07/15/27(1)	460,000	456,104
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	50,000	13,313
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/28(1)	339,000	360,215
Univision Communications, Inc., 6.63%, 06/01/27(1)	340,000	329,322
Total Communication Services		2,886,514
Consumer Discretionary – 9.8%
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	335,000	314,154
Carnival Corp., 7.63%, 03/01/26(1)	43,000	43,154
Carnival Corp., 7.00%, 08/15/29(1)	315,000	328,845
Churchill Downs, Inc., 5.75%, 04/01/30(1)	340,000	332,843
Ford Motor Co., 3.25%, 02/12/32	95,000	77,678
Ford Motor Credit Co. LLC, 6.95%, 03/06/26	375,000	378,727
Light & Wonder International, Inc., 7.00%, 05/15/28(1)	335,000	335,374
Newell Brands, Inc., 6.38%, 09/15/27	60,000	58,676
Newell Brands, Inc., 6.63%, 09/15/29	324,000	304,542
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/28(1)	180,000	184,188
Ontario Gaming GTA LP/OTG Co.-Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	330,000	317,874
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	20,000	20,005
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	350,000	327,697
Total Consumer Discretionary		3,023,757
Consumer Staples – 3.2%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/30(1)	62,000	62,218
Energizer Holdings, Inc., 6.50%, 12/31/27(1)	455,000	457,603
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31 (Canada)(1)	260,000	215,286
Post Holdings, Inc., 6.25%, 02/15/32(1)	60,000	60,540
Post Holdings, Inc., 6.38%, 03/01/33(1)	25,000	24,781
Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Staples (continued)
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	$160,000	$159,335
Total Consumer Staples		979,763
Energy – 18.8%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/29(1)	355,000	366,826
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/32(1)	335,000	338,828
Buckeye Partners LP, 6.75%, 02/01/30(1)	335,000	341,184
Citgo Petroleum Corp., 6.38%, 06/15/26(1)	455,000	452,999
Civitas Resources, Inc., 8.75%, 07/01/31(1)	40,000	38,071
EQT Corp., 6.38%, 04/01/29(1)	330,000	337,806
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/28	45,000	44,876
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	320,000	326,987
Gulfport Energy Operating Corp., 6.75%, 09/01/29(1)	325,000	320,690
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	305,000	309,108
Hess Midstream Operations LP, 5.88%, 03/01/28(1)	220,000	220,646
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	350,000	328,049
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(1)	115,000	110,563
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(1)	335,000	300,181
Nabors Industries, Inc., 7.38%, 05/15/27(1)	335,000	316,155
Noble Finance II LLC, 8.00%, 04/15/30(1)	330,000	314,709
Sunoco LP / Sunoco Finance Corp., 7.00%, 09/15/28(1)	365,000	374,133
Transocean, Inc., 8.75%, 02/15/30(1)	296,000	289,570
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29(1)	325,000	328,468
Venture Global LNG, Inc., 7.00%, 01/15/30(1)	335,000	315,843
Venture Global LNG, Inc., 9.88%, 02/01/32(1)	50,000	50,799
Total Energy		5,826,491
Financials – 12.0%
Apollo Debt Solutions Bdc, 6.90%, 04/13/29	322,000	331,231
Blue Owl Credit Income Corp., 3.13%, 09/23/26	400,000	385,493
Blue Owl Credit Income Corp., 6.65%, 03/15/31	69,000	69,751
F&G Annuities & Life, Inc., 6.50%, 06/04/29	180,000	183,550
FS KKR Capital Corp., 6.88%, 08/15/29	315,000	319,155
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	320,000	325,766
Hub International Ltd., 7.25%, 06/15/30(1)	325,000	337,322
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	350,000	341,312

Schedule of Investments – Virtus Newfleet Short Duration High Yield Bond ETF (continued)

April 30, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	$340,000	$325,014
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	350,000	351,671
OneMain Finance Corp., 7.88%, 03/15/30	315,000	325,712
OneMain Finance Corp., 7.13%, 11/15/31	80,000	80,411
Panther Escrow Issuer LLC, 7.13%, 06/01/31(1)	330,000	338,362
Total Financials		3,714,750
Health Care – 7.2%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(1)	160,000	156,771
AdaptHealth LLC, 6.13%, 08/01/28(1)	195,000	189,287
CHS/Community Health Systems, Inc., 5.63%, 03/15/27(1)	185,000	180,569
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	35,000	29,893
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	16,534
CVS Health Corp., 7.00%, (US 5 Year CMT T- Note + 2.89%), 03/10/55(2)	335,000	339,706
Endo Finance Holdings, Inc., 8.50%, 04/15/31(1)	310,000	322,705
LifePoint Health, Inc., 11.00%, 10/15/30(1)	300,000	328,769
Medline Borrower LP, 5.25%, 10/01/29(1)	345,000	327,963
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	5,000	5,045
Radiology Partners, Inc., 7.78%, 01/31/29, (4.275% cash / 3.5% PIK)(1)(3)	345,000	337,996
Total Health Care		2,235,238
Industrials – 5.6%
Beacon Roofing Supply, Inc., 6.75%, 04/30/32(1)	5,000	5,025
Cimpress PLC, 7.38%, 09/15/32(1)	335,000	306,081
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(1)	325,000	283,193
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/31(1)	85,000	86,516
Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(1)	240,000	228,502
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	165,000	161,547
Quikrete Holdings, Inc., 6.38%, 03/01/32(1)	10,000	10,065
Regal Rexnord Corp., 6.05%, 04/15/28	330,000	338,449
TransDigm, Inc., 6.75%, 08/15/28(1)	325,000	331,937
Total Industrials		1,751,315
Information Technology – 7.0%
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	320,000	319,350
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	45,000	44,199
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 8.75%, 05/01/29(1)	200,000	194,409
Insight Enterprises, Inc., 6.63%, 05/15/32(1)	60,000	60,940
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	390,000	347,578
Rocket Software, Inc., 9.00%, 11/28/28(1)	325,000	335,215
Security Description	Principal	Value

CORPORATE BONDS (continued)

Information Technology (continued)
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(1)	$470,000	$463,935
Viasat, Inc., 5.63%, 09/15/25(1)	415,000	415,241
Total Information Technology		2,180,867
Materials – 3.7%
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	335,000	335,853
LSB Industries, Inc., 6.25%, 10/15/28(1)	340,000	318,641
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(1)	325,000	326,264
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	150,000	158,069
Total Materials		1,138,827
Real Estate – 1.3%
VICI Properties LP / VICI Note Co., Inc., 4.50%, 09/01/26(1)	385,000	383,515
VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/01/29(1)	35,000	34,034
Total Real Estate		417,549
Transaction & Payment Processing Services – 0.3%
Block, Inc., 6.50%, 05/15/32(1)	92,000	93,981

Utilities – 3.9%
American Electric Power Co., Inc., 7.05%, (US 5 Year CMT T-Note + 2.75%), 12/15/54(2)	150,000	151,734
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/29(1)	330,000	336,058
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	205,000	199,520
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	178,000	154,842
Lightning Power LLC, 7.25%, 08/15/32(1)	320,000	331,810
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	25,000	25,915
Total Utilities		1,199,879
Total Corporate Bonds
(Cost $26,215,016)		25,594,769

FOREIGN BONDS – 14.0%

Communication Services – 0.0%(4)
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	20,000	8,226

Consumer Discretionary – 2.8%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/29 (Canada)(1)	150,000	152,551
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29 (United Kingdom)(1)	335,000	288,246
Great Canadian Gaming Corp., 8.75%, 11/15/29 (Canada)(1)	10,000	9,924
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/31 (United Kingdom)(1)	340,000	317,031
Opal Bidco SAS, 6.50%, 03/31/32 (France)(1)	100,000	100,105
Total Consumer Discretionary		867,857

Schedule of Investments – Virtus Newfleet Short Duration High Yield Bond ETF (continued)

April 30, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Energy – 2.8%
Coronado Finance Pty Ltd., 9.25%, 10/01/29 (Australia)(1)	$325,000	$222,175
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, (US 5 Year CMT T- Note + 3.95%), 03/01/55 (Canada)(1)(2)	322,000	322,039
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	345,000	328,329
Total Energy		872,543
Financials – 1.1%
GGAM Finance Ltd., 6.88%, 04/15/29 (Ireland)(1)	330,000	337,823

Health Care – 2.2%
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Germany)(1)	385,000	340,931
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	350,000	338,933
Total Health Care		679,864
Industrials – 1.1%
Wrangler Holdco Corp., 6.63%, 04/01/32 (Canada)(1)	325,000	333,953

Information Technology – 0.6%
Ion Trading Technologies Sarl, 9.50%, 05/30/29 (Luxembourg)(1)	200,000	194,689

Materials – 3.4%
Capstone Copper Corp., 6.75%, 03/31/33 (Canada)(1)	250,000	245,822
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	338,000	334,547
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	320,000	308,400
Taseko Mines Ltd., 8.25%, 05/01/30 (Canada)(1)	160,000	161,753
Total Materials		1,050,522
Total Foreign Bonds
(Cost $4,591,807)		4,345,477
Common Stock – 0.0%
Health Care – 0.0%
Lannett Co., Inc.*(5) (Cost $462)	416	0

TERM LOAN – 0.0%

Financials – 0.0%(4)
Lannett Co., Inc., 2.00%, (3-Month SOFR + 2.00%), 06/16/30(2)(5)	2,584	786
Security Description	Principal	Value

MONEY MARKET FUND – 1.7%
JP Morgan U.S. Government Money Market Institutional Shares, 4.19%(6) (Cost $526,133)	526,133	$526,133

TOTAL INVESTMENTS – 98.3%
(Cost $31,333,470)		30,467,165
Other Assets in Excess of Liabilities – 1.7%		521,409
Net Assets - 100.0%		$30,988,574

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2025, the aggregate value of these securities was $25,570,481, or 82.5% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2025.
(3)	Payment in-kind security.
(4)	Amount rounds to less than 0.05%.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	The rate shown reflects the seven-day yield as of April 30, 2025.

Abbreviations:
CMT — Constant Maturity Treasury Index
PIK — Payment in-Kind
SOFR — Secured Overnight Financing Rate

Schedule of Investments – Virtus Newfleet Short Duration High Yield Bond ETF (continued)

April 30, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$25,594,769	$—	$25,594,769
Foreign Bonds	—	4,345,477	—	4,345,477
Term Loan	—	—	786	786
Common Stock	—	—	0	0
Money Market Fund	526,133	—	—	526,133
Total	$526,133	$29,940,246	$786	$30,467,165

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2025.